Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock subject to possible redemption per share (in Dollars per share)	$ 10.1	$ 10.1
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Temporary equity shares at redemption value	3,972,003	11,500,000	11,500,000
Common stock subject to possible redemption per share (in Dollars per share)	$ 10.46	$ 10.29
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	57,500	57,500	57,500
Common stock, shares outstanding	57,500	57,500	57,500
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	2,875,000	2,875,000	2,875,000
Common stock, shares outstanding	2,875,000	2,875,000	2,875,000